Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
U.S.A.
February 21, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:
Northwestern Mutual Series Fund, Inc.
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212
Ladies and Gentlemen:
We are hereby submitting Post-Effective Amendment No. 91 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (the “Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended. This filing is also submitted as Amendment No. 92 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Registrant is a series fund currently made up of 27 separate Portfolios (each a “Portfolio” and collectively, the “Portfolios”).1
The Amendment includes updated strategy and risk disclosures for certain of the Portfolios, including certain 80% investment policy and strategy changes intended to bring the Portfolios into compliance with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, as well as Portfolio name changes for the Inflation Managed Portfolio (formerly the Inflation Protection Portfolio), the Active/Passive Balanced Portfolio (formerly the Balanced Portfolio), and the Active/Passive Moderate Portfolio (formerly the Asset Allocation Portfolio). The Amendment also contains other strategy and risk disclosure modifications, portfolio manager changes and routine updates for certain of the Portfolios, as well.
Please note that we intend to (i) update the expense tables and footnotes thereto, as appropriate, (ii) add the financial highlights included as part of the Prospectus, and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2024, in connection with a subsequent filing made in accordance with the provisions of Rule 485(b). We also intend to include any updates to applicable fee waiver and expense limitation agreements as part of the subsequent Rule 485(b) filing.
We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and Statement of Additional Information, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-6437 with any questions or comments about this filing.
Regards,
/s/ DAVID B. KENNEDY
David B. Kennedy Assistant General Counsel Northwestern Mutual

However, please note that the Registrant filed Post-Effective Amendment No. 90 on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended, and Amendment No. 91 under the Investment Company Act of 1940, as amended, on February 13, 2025, concerning the addition of three new Portfolios.